EQUITY ACCOUNTED INVESTMENTS - Equity Accounted Investment (Details) - Joint ventures and other limited partnership interests - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Balance, beginning of year	$ 0	$ 0
Acquisition from business combination	1,402	0
Additions	443	0
Share of net income	124	0
Distributions received	(233)	0
Foreign currency translation and other	(63)	0
Balance, end of year	$ 1,673	$ 0